Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
SCHEDULE OF LEASES

	December 31,	December 31,
	2020	2019
Assets
Right of use assets	$1,129	$1,251
Liabilities
Current portion of operating lease liabilities	94	75
Long term operating lease liabilities, net	1,092	1,229
	$1,186	$1,304
Weighted-average remaining lease term (years)	6	7
Weighted-average discount rate	13.6%	13.6%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

The following table summarizes the Company’s operating lease maturities as of June 30, 2021:

Amount
Remaining 2021	$159
2022	319
2022	335
2024	337
2025	339
2026	240
Thereafter	24
Total remaining lease payments	1,753
Less: Imputed interest	(668)
Total lease liabilities	$1,085
Maturities of operating leases liabilities are as follows:
December 31,
2020
2021	$318
2022	320
2023	336
2024	339
2025	340
Thereafter	262
Total lease payments	1,915
Less: Imputed interest	(729)
$1,186